Cover	Sep. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2026
Entity File Number	000-24092
Entity Registrant Name	POSITRON CORPORATION
Entity Central Index Key	0000844985
Entity Tax Identification Number	76-0083622
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	3784 Commerce Ct
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	North Tonawanda
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14120
City Area Code	(317)
Local Phone Number	576-0183
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	POSC
Entity Emerging Growth Company	false